GENERAL INFORMATION	6 Months Ended
Jun. 30, 2023
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON”, the “Company” and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business is located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands.
VEON generates revenue from the provision of voice, data and other telecommunication services through a range of wireless, fixed and broadband internet services, as well as selling equipment, infrastructure and accessories.
The interim condensed consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these notes, U.S. dollar amounts are presented in millions, except for share and per share (or American Depository Shares (“ADS”)) amounts and as otherwise indicated.
VEON’s ADSs are listed on the NASDAQ Capital Market (“NASDAQ”) and VEON’s common shares are listed on Euronext Amsterdam, the regulated market of Euronext Amsterdam N.V. (“Euronext Amsterdam”).
Due to the ongoing conflict between Russia and Ukraine, material uncertainties have been identified that may cast significant doubt on the Company’s ability to continue as a going concern which are discussed in detail in Note 15 of these consolidated financial statements.
Major developments during the six-month period ended June 30, 2023
VEON’s Scheme of creditors
Following the announcement made by VEON on November 24, 2022 to launch a scheme of arrangement to extend the maturity of the 2023 Notes, the initial proposed scheme was amended on January 11, 2023 and on January 24, 2023, the Scheme Meeting was held and the amended Scheme was approved by 97.59% of the Scheme creditors present and voting.
On January 30, 2023, VEON announced that the Scheme Sanction Hearing had taken place, at which the Court made an order sanctioning the Scheme in respect of VEON Holdings’ 2023 Notes (the “Order”). On January 31, 2023, VEON confirmed that the Order had been delivered to the Registrar of Companies. The amendments to the 2023 Notes were subject to the receipt of relevant licenses to become effective, at which time the maturity dates of the February 2023 and April 2023 notes would be amended to October and December 2023, respectively.
On April 3, 2023, VEON announced that each of the conditions has been satisfied in accordance with the terms of the Scheme, including receipt of all authorizations and/or licenses necessary to implement the amendments to the 2023 Notes (as set out in the Scheme). On April 4, 2023, the Scheme became effective.
Pursuant to the amendments, Noteholders were entitled to payment of an amendment fee of 200bps payable on the 2023 Notes outstanding on their respective amended maturity dates and a put right was granted requiring VEON Holdings to repurchase 2023 Notes held by 2023 Noteholders exercising such right, at a purchase price of 102% of the principal amount (“2023 Put Option”), together with accrued and unpaid interest. The 2023 Put Option closed on April 19, 2023 with holders of US$165 of the October 2023 Notes and holders of US$294 of the December 2023 Notes exercising the Put Option.
On April 20, 2023, VEON announced that subject to the terms of the 2023 Put Option, VEON Holdings will pay to the Holders of Notes accepted for purchase the Repurchase Price for their Notes on April 26, 2023. For further details, refer to Note 8.

U.S. Treasury expands general license to include both VEON Ltd. and VEON Holdings B.V.
On January 18, 2023, VEON announced that the U.S. Department of the Treasury, Office of Foreign Assets Control (OFAC) replaced the General License 54 originally issued on November 18, 2022 with General License 54A to now include both VEON Ltd. and VEON Holdings B.V. (VEON Holdings).
This general license authorizes all transactions ordinarily incident and necessary to the purchase and receipt of any debt or equity securities of VEON Ltd. or VEON Holdings B.V. that would otherwise be prohibited by section 1(a)(i) of Executive Order (E.O.) 14071. OFAC General License 54A applies to all debt and equity securities of VEON Ltd. or VEON Holdings B.V. that were issued before June 6, 2022, and confirms that the authorization applies not only to the purchase and receipt of debt and equity securities, but also to transactions ordinarily incident and necessary to facilitating, clearing, and settling of such transactions. This General License ensures that all market participants can trade the relevant securities with confidence that such trading is consistent with E.O. 14071, which targeted “new investment” in Russia.
Update on announced sale of Russian operations
On February 7, 2023, the Sub-Commission of the Government Commission for Control over Foreign Investments in the Russian Federation issued its approval of the proposed sale of VEON’s Russian operations to certain senior members of the management of PJSC VimpelCom ("VimpelCom").
On April 15, 2023, OFAC issued a license authorizing U.S. persons to engage in all transactions ordinarily incident and necessary to the divestment of VimpelCom.  In addition to this OFAC license, VEON has also determined that it has the requisite authorizations required by the UK and Bermudan authorities to proceed with the divestment of VimpelCom.  VEON does not believe that a license is required from the EU to execute the sale.
On May 30, 2023, VEON announced that it has submitted all necessary documentation to Euroclear, Clearstream and registrars for cancellation of VEON’s Eurobonds held by its subsidiary, PJSC VimpelCom. With this, the Company enters the final stages in the closing of the sale of VEON’s Russia operations, which was announced on November 24, 2022. According to the terms of the VEON Bonds (Notes), the registrar is required to cancel the VEON Bonds purchased by a subsidiary of VEON and surrendered to the registrar for cancellation. Both conditions to cancellation have now been met.
VEON continues to classify the Russian operations as held for sale and discontinued operations. Refer to Note 5 for further details.
VEON announced ratio change under its American Depositary Receipt (“ADR”) program
On February 6, 2023, VEON announced that its Board of Directors approved a change of ratio in the Company’s ADR program, comprising a change in the ratio of American Depositary Shares (the “ADSs”) to VEON common shares (the “Shares”) from one (1) ADS representing one (1) Share, to one (1) ADS representing twenty-five (25) Shares (the “Ratio Change”). The effective date of the Ratio Change was March 8, 2023. On March 23, 2023, VEON was notified by Nasdaq that VEON has regained compliance with Listing Rule 5550(a)(2).
VEON Management increases ownership
In February 2023, 52,543 common shares, or the equivalent of 2,102 ADSs in the Company were transferred to Mr. Joop Brakenhoff from shares held by a subsidiary of the Company and 51,504 common shares, or 2,060 ADSs, were withheld to cover local withholding tax for equity-settled awards granted under the 2021 Deferred Share Plan that vested in 2022.
In March 2023, equity-settled awards were grants to five members of VEON’s Group Executive Committee ("GEC") under the Short-Term Incentive Scheme (154,876 ADS) and the Long-Term Incentive Plan (643,286 ADS).
Changes in Key Senior Managers
On March 15, 2023, VEON announced the appointment of Joop Brakenhoff as Group Chief Financial Officer (CFO), effective from May 1, 2023. Mr. Brakenhoff will replace Serkan Okandan whose three-year contract as Group CFO expired at the end of April 2023. Mr. Okandan will continue to serve VEON as a special advisor to the Group CEO and CFO.
On June 16, 2023, VEON announced that Omiyinka Doris has been appointed Group General Counsel in a permanent capacity, effective June 1, 2023, and will continue as a member of the GEC.
Purchase of VEON Group Debt

During the six months ended June 30, 2023, PJSC VimpelCom independently purchased US$1,572 equivalent of VEON Holdings B.V. Notes in order to satisfy certain Russian regulatory obligations. Pursuant to the purchase in 2023, these Notes were reclassified to intercompany debt with the equivalent reduction in gross debt for VEON Group. PJSC VimpelCom has funded the purchase primarily by issuing new notes of longer maturity which is reflected in 'Liabilities Held for Sale' on the interim condensed consolidated statement of financial position.

Bangladesh Telecommunication Regulatory Commission (“BTRC”) regulatory audit report
On June 26, 2023, the BTRC released its audit findings and issued a claim of BDT 8,231 million (approximately US$76) which includes BDT 4,307 million (approximately US$40) for interest. The Company is currently reviewing the findings and Banglalink may challenge certain proposed penalties and interest which may result in adjustments to the final amount to be paid by Banglalink. Should Banglalink and the BTRC not be able to reach a mutually agreed position concerning the audit findings, protracted litigation may result. The Company has accrued for amounts of the claim where it considers a cash outflow to be probable.

Change in Board of Directors

On June 29, 2023, at its Annual General Meeting, VEON shareholders approved the Board recommended slate of seven directors, including six directors currently serving on the Board – Augie Fabela, Yaroslav Glazunov, Andrei Gusev, Karen Linehan, Morten Lundal and Michiel Soeting – and Kaan Terzioğlu, the Chief Executive Officer (CEO) of the VEON Group.